Dec. 03, 2021
Aptus Defined Risk ETF
Aptus Defined Risk ETF
Aptus Defined Risk ETF (DRSK) (the “Fund”) December 3, 2021 Supplement to the Summary Prospectus and Prospectus, each dated August 31, 2021
Principal Investment Strategies
The first sentence of the first paragraph under “Equity Strategy” in the Principal Investment Strategies section is revised to read as follows:
The Fund’s Equity Strategy seeks exposure to small-, mid-, and large-capitalization U.S. stocks by purchasing exchange-listed call options on individual stocks or depositary receipts (the “Underlying Individual Equities”) or on one or more other ETFs that principally invest in U.S. equity securities (the “Underlying Equity ETFs”).

The first sentence of the fourth paragraph under “Equity Strategy” in the Principal Investment Strategies section is revised to read as follows:
Call options purchased by the Fund typically have a time-to-expiration of one week to six months at the time of purchase and a strike price at or near the current market price of the applicable Underlying Individual Equity or Underlying Equity ETF.

The first sentence of the sixth paragraph under “Equity Strategy” in the Principal Investment Strategies section is revised to read as follows:
Broad Market Puts purchased by the Fund typically have a time-to-expiration of one week to six months at the time of purchase and a strike price at or near the current market price of the applicable reference asset.

Please retain this Supplement with your Summary Prospectus and Prospectus for future reference.